SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITAL
The Company is authorized to issue an unlimited number of common shares. The common shares of the Company do not have par value.

As of December 31, 2022, there were 273,464,780 common shares issued by the Company (December 31, 2021 - 272,773,225), of which 272,840,692 were outstanding (December 31, 2021 - 272,176,046) and 624,088 were reserved to settle restricted share awards in accordance with the Company's Restricted Share Plan (December 31, 2021 - 597,179) (Note 31).

	December 31, 2022		December 31, 2021
(in thousands of U.S. dollars)	Number of shares issued (repurchased)	Share capital	Number of shares issued (repurchased)	Share capital

Beginning balance	272,176,046	$2,114,783	193,175,802	$1,192,963
Bought deal offering (1)	—	—	15,480,725	161,842
Debentures conversion (2)	—	—	16,449,980	206,798
U.S. initial public offering and private placement (3)	—	—	46,248,746	547,605
Normal course issuer bid (NCIB)(4)	(677,666)	(4,580)	—	—
Shares issued under DRIP (5)	323,048	3,995	531,667	5,674
Stock-based compensation exercised (6)	491,341	2,655	517,192	2,957
Preferred units exchanged (Note 20)	554,832	8,015	—	—
Shares repurchased and reserved for restricted share awards (7)	(26,909)	(250)	(228,066)	(3,056)
Ending balance	272,840,692	$2,124,618	272,176,046	$2,114,783
(1) On June 8, 2021, the Company completed the offering, on a bought deal basis, of 15,480,725 common shares at a price of $10.77 (C$13.00) per common share of the Company for gross proceeds of $166,694. Net proceeds from the offering were $161,842, which reflects $6,573 of equity issuance costs incurred partially offset by $1,721 of deferred tax recoveries.
(2) On July 30, 2021, the Company announced its intention to redeem its outstanding 2022 convertible debentures on September 9, 2021. For the year ended December 31, 2021, the Company issued 16,449,980 common shares in connection with the conversion or redemption of a corresponding $172,400 principal amount of the 2022 convertible debentures. In total, the common shares were valued at $206,798 or an average price of $12.57 per share. Accordingly, the difference of $34,398 was deducted from the fair value of the embedded derivative.
(3) On October 12, 2021, the Company closed its previously-announced initial public offering of common shares in the United States and concurrent public offering in Canada (the “Offering”). Concurrent with the Offering, the Company issued common shares on a private placement basis pursuant to the exercise of pre-existing investor participation rights (the “Private Placement”). A total of 46,248,746 common shares were issued, including 41,400,000 pursuant to the Offering (including a full exercise of the underwriters’ over-allotment option) at a price of $12.40 per share (the “Offering Price”) and 4,848,746 common shares pursuant to the Private Placement at a price of approximately $11.75 per share (the Offering Price net of underwriting discounts), for aggregate gross proceeds to the Company of $570,328. Net proceeds from the offering were $547,605, which reflects $29,518 of underwriters' fees and $657 of other equity issuance costs incurred partially offset by $7,452 of deferred tax recoveries. In addition, the Company expensed $1,085 of transaction costs incurred in connection with the Offering
(4) On October 13, 2022, the Company announced that the Toronto Stock Exchange ("TSX") had approved its notice of intention to make a normal course issuer bid ("NCIB") to repurchase up to 2,500,000 of its common shares trading on the TSX, the New York Stock exchange ("NYSE") and/or alternative Canadian trading systems during the twelve-month period ending on October 17, 2023. As at December 31, 2022, the Company had repurchased 338,100 of its common shares on the TSX and 339,566 shares on the NYSE under the NCIB for $5,353, which reduced share capital and retained earnings by $4,580 and $773, respectively. Common shares that were purchased under the NCIB were cancelled by the Company. Subsequent to the year-end, the Company repurchased an additional 436,367 common shares on the TSX and 435,013 common shares on the NYSE under the NCIB program for $7,322.
(5) In 2022, 323,048 common shares were issued under the DRIP at an average price of $12.37 per share.
(6) In 2022, 491,341 common shares were issued upon the exercise of 669,059 vested deferred share units ("DSUs") and 8,334 vested stock options.
(7) In 2022, 26,909 common shares were reserved at $9.29 per share in order to settle restricted share awards granted to employees in 2022 and DRIP with respect to restricted share awards granted in prior years. The restricted shares granted in 2022 will vest in eight years from the grant date.